Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable
Accounts Receivable
	December 31,	December 31,
	2022	2021
Trade receivables	$-	$806,460
Other receivables	57,065	35,107
	57,065	841,567
Allowance for doubtful accounts	-	-
Net accounts receivable	57,065	841,567